                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:                 INTEGRA BANK N.A.
Address:              21 S.E. THIRD STREET
                      EVANSVILLE, IN  47708

Form 13F File Number: 28-5504

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  TONYA F. BORDERS
Title: VICE PRESIDENT / CHIEF OPERATIONS OFFICER
Phone: 812-464-9883

Signature, Place and Date of Signing:


/s/ TONYA F. BORDERS                    EVANSVILLE, IN   10/07/2010
-------------------------------------   --------------   ----------
[Signature]                             [City, State]    [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:       122
Form 13F Information Table Value Total:   $51,528

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

      Column 1       Column 2  Column 3 Column 4      Column 5          Column 6     Column 7         Column 8
------------------- --------- --------- -------- ----------------- ----------------- -------- ---------------------
                                                                       INVESTMENT
                      TITLE              MARKET   SHS OR               DISCRETION                VOTING AUTHORITY
                        OF                VALUE    PRIN   SH/ PUT/ -----------------   OTHER  ---------------------
       ISSUER         CLASS     CUSIP   (X$1000)   AMT   PRIN CALL SOLE SHARED OTHER   MGRS     SOLE  SHARED  NONE
------------------- --------- --------- -------- ------- ---- ---- ---- ------ ----- -------- ------- ------ ------
COVIDIEN PLC           SHS    G2554F105      374   9,315 SH          X                          9,315
COVIDIEN PLC           SHS    G2554F105       66   1,651 SH                      X                851           800
NOBLE CORPORATION    NAMEN -
  BAAR                 AKT    H5833N103      795  23,518 SH          X                         23,363           155
NOBLE CORPORATION    NAMEN -
  BAAR                 AKT    H5833N103       89   2,625 SH                      X              1,625         1,000
AERCAP HOLDINGS NV     SHS    N00985106      111   9,354 SH          X                          9,354
AERCAP HOLDINGS NV     SHS    N00985106       15   1,231 SH                      X                459           772
FLEXTRONICS INTL
  LTD                  ORD    Y2573F102       99  16,321 SH          X                         16,321
FLEXTRONICS INTL
  LTD                  ORD    Y2573F102       12   1,935 SH                      X                732         1,203
AT&T INC               COM    00206R102      227   7,942 SH          X                          7,942
AT&T INC               COM    00206R102      158   5,521 SH                      X              5,521
ABBOTT LABS            COM    002824100    1,013  19,389 SH          X                         19,389
ABBOTT LABS            COM    002824100      185   3,550 SH                      X              2,450  1,000    100
ACTIVISION
  BLIZZARD INC         COM    00507V109      570  52,707 SH          X                         52,707
ACTIVISION
  BLIZZARD INC         COM    00507V109       90   8,341 SH                      X              4,341         4,000
AMAZON COM INC         COM    023135106      657   4,185 SH          X                          4,185
AMAZON COM INC         COM    023135106      112     710 SH                      X                430           280
APACHE CORP            COM    037411105      284   2,900 SH          X                          2,850            50
APACHE CORP            COM    037411105       43     435 SH                      X                135    300
APPLE INC              COM    037833100    1,298   4,574 SH          X                          4,389           185
APPLE INC              COM    037833100      203     715 SH                      X                315    400
BAKER HUGHES INC       COM    057224107      203   4,775 SH          X                          4,650           125
BAKER HUGHES INC       COM    057224107       21     500 SH                      X                500
BANCO SANTANDER      ADS REP
  BRASIL S A         1 UNIT   05967A107      129   9,349 SH          X                          9,349
BANCO SANTANDER      ADS REP
  BRASIL S A         1 UNIT   05967A107       17   1,201 SH                      X                431           770
BANK OF AMERICA
  CORPORATION          COM    060505104      647  49,345 SH          X                         47,781         1,564
BANK OF AMERICA
  CORPORATION          COM    060505104      100   7,640 SH                      X              4,890         2,750
BARCLAYS BK PLC       DJUBS
                      CMDT
                      ETN36   06738C778    1,044  24,691 SH          X                         24,691
BARCLAYS BK PLC       DJUBS
                      CMDT
                      ETN36   06738C778      171   4,040 SH                      X              2,440  1,500    100
BAXTER INTL INC        COM    071813109      658  13,799 SH          X                         13,799
BAXTER INTL INC        COM    071813109      110   2,305 SH                      X              1,205  1,000    100
BRISTOL MYERS
  SQUIBB CO            COM    110122108      243   8,972 SH          X                          8,972

BRISTOL MYERS
  SQUIBB CO            COM    110122108       49   1,810 SH                      X              1,810
CHEVRON CORP NEW       COM    166764100      631   7,788 SH          X                          7,713            75
CHEVRON CORP NEW       COM    166764100      164   2,024 SH                      X              2,024
CISCO SYS INC          COM    17275R102      850  38,804 SH          X                         38,804
CISCO SYS INC          COM    17275R102      112   5,135 SH                      X              3,260         1,875
CLOROX CO DEL          COM    189054109      872  13,057 SH          X                         13,057
CLOROX CO DEL          COM    189054109      174   2,600 SH                      X              1,900    600    100
COCA COLA CO           COM    191216100    1,225  20,927 SH          X                         20,927
COCA COLA CO           COM    191216100      195   3,335 SH                      X              2,235  1,000    100
COGNIZANT
  TECHNOLOGY
  SOLUTIO             CL A    192446102      948  14,711 SH          X                         14,511           200
COGNIZANT
  TECHNOLOGY
  SOLUTIO             CL A    192446102      159   2,470 SH                      X                970  1,500
CUMMINS INC            COM    231021106    1,442  15,918 SH          X                         15,918
CUMMINS INC            COM    231021106      222   2,456 SH                      X              1,581           875
DANAHER CORP DEL       COM    235851102    1,013  24,946 SH          X                         24,268           678
DANAHER CORP DEL       COM    235851102      174   4,280 SH                      X              2,680  1,500    100
DU PONT E I DE
  NEMOURS & CO         COM    263534109      275   6,172 SH          X                          6,172
DU PONT E I DE
  NEMOURS & CO         COM    263534109       23     510 SH                      X                510
EMERSON ELEC CO        COM    291011104      443   8,417 SH          X                          8,417
EMERSON ELEC CO        COM    291011104       42     800 SH                      X                800
EXELON CORP            COM    30161N101      199   4,672 SH          X                          4,672
EXELON CORP            COM    30161N101       27     630 SH                      X                630
EXXON MOBIL CORP       COM    30231G102    1,607  26,006 SH          X                         24,686         1,320
EXXON MOBIL CORP       COM    30231G102      394   6,370 SH                      X              5,770    500    100
GENERAL ELECTRIC
  CO.                  COM    369604103      872  53,639 SH          X                         53,314           325
GENERAL ELECTRIC
  CO.                  COM    369604103      145   8,930 SH                      X              6,980  1,750    200
GILEAD SCIENCES INC    COM    375558103      482  13,538 SH          X                         13,538
GILEAD SCIENCES INC    COM    375558103       93   2,600 SH                      X              1,500  1,000    100
GOOGLE INC            CL A    38259P508      484     920 SH          X                            910            10
GOOGLE INC            CL A    38259P508      108     205 SH                      X                130            75
GRAINGER W W INC       COM    384802104      826   6,935 SH          X                          6,935
GRAINGER W W INC       COM    384802104      116     970 SH                      X                545           425
HALLIBURTON CO         COM    406216101      217   6,550 SH          X                          6,400           150
HALLIBURTON CO         COM    406216101       65   1,960 SH                      X                960         1,000
INTEGRA BK CORP        COM    45814P105      110 151,242 SH          X                        149,892         1,350
INTEGRA BK CORP        COM    45814P105       10  13,650 SH                      X                           13,650
INTEL CORP             COM    458140100      803  41,840 SH          X                         41,840
INTEL CORP             COM    458140100      105   5,450 SH                      X              3,450         2,000
JPMORGAN & CHASE &
  CO                   COM    46625H100      472  12,401 SH          X                         12,401
JPMORGAN & CHASE &
  CO                   COM    46625H100      161   4,240 SH                      X              3,240  1,000
JOHNSON & JOHNSON      COM    478160104      291   4,698 SH          X                          4,698
JOHNSON & JOHNSON      COM    478160104       19     300 SH                      X                300
KELLOGG CO             COM    487836108      826  16,345 SH          X                         16,345
KELLOGG CO             COM    487836108      150   2,965 SH                      X              1,865  1,000    100

MARKET VECTORS ETF   AGRIBUS
  TR                   ETF    57060U605      322   7,017 SH          X                          7,017
MARKET VECTORS ETF   AGRIBUS
  TR                   ETF    57060U605       23     505 SH                      X                505
MCDONALDS CORP         COM    580135101    1,180  15,840 SH          X                         15,840
MCDONALDS CORP         COM    580135101      244   3,280 SH                      X              2,380    900
MERCK & CO INC NEW     COM    58933Y105      936  25,420 SH          X                         25,420
MERCK & CO INC NEW     COM    58933Y105      109   2,960 SH                      X              1,860         1,100
MICROCHIP
  TECHNOLOGY INC       COM    595017104      890  28,294 SH          X                         28,144           150
MICROCHIP
  TECHNOLOGY INC       COM    595017104      150   4,785 SH                      X              3,285  1,500
NOVARTIS A G        SPONSORED
                       ADR    66987V109      236   4,085 SH          X                          4,085
NOVARTIS A G        SPONSORED
                       ADR    66987V109       59   1,025 SH                      X              1,025
ORACLE CORP            COM    68389X105      630  23,465 SH          X                         23,180           285
ORACLE CORP            COM    68389X105      146   5,420 SH                      X              2,920  2,500
PEPSICO INC            COM    713448108    1,232  18,538 SH          X                         18,238           300
PEPSICO INC            COM    713448108      206   3,100 SH                      X              2,250    750    100
PFIZER INC             COM    717081103      614  35,783 SH          X                         35,783
PFIZER INC             COM    717081103       53   3,100 SH                      X              3,100
PROCTOR & GAMBLE CO    COM    742718109    1,283  21,402 SH          X                         21,102           300
PROCTOR & GAMBLE CO    COM    742718109      199   3,325 SH                      X              2,725    500    100
SCHLUMBERGER LTD       COM    806857108      762  12,361 SH          X                         11,870           491
SCHLUMBERGER LTD       COM    806857108      106   1,715 SH                      X                965    750
SELECT SECTOR SPDR     SBI
  TR                INT-FINL  81369Y605      894  62,330 SH          X                         62,330
SELECT SECTOR SPDR     SBI
  TR                INT-FINL  81369Y605       78   5,425 SH                      X              2,425  3,000
SPECTRA ENERGY CORP    COM    847560109      287  12,749 SH          X                         12,749
SPECTRA ENERGY CORP    COM    847560109      118   5,234 SH                      X              3,734  1,500
SUNCOR ENERGY INC      COM    867224107      671  20,619 SH          X                         20,394           225
SUNCOR ENERGY INC      COM    867224107      129   3,961 SH                      X              1,947         2,014
SYSCO CORP             COM    871829107      302  10,572 SH          X                         10,572
SYSCO CORP             COM    871829107      154   5,384 SH                      X              5,384
TALISMAN ENERGY INC    COM    87425E103      807  46,158 SH          X                         45,432           726
TALISMAN ENERGY INC    COM    87425E103       98   5,575 SH                      X              2,575  3,000
TEVA
  PHARMACEUTICAL
  INDS LTD             ADR    881624209      842  15,956 SH          X                         15,931            25
TEVA
  PHARMACEUTICAL
  INDS LTD             ADR    881624209      126   2,397 SH                      X              1,348  1,049
3M CO                  COM    88579Y101      962  11,092 SH          X                         11,092
3M CO                  COM    88579Y101      147   1,700 SH                      X              1,175           525
UNITED
  TECHNOLOGIES CORP
  COM                  COM    913017109      872  12,242 SH          X                         12,242
UNITED
  TECHNOLOGIES CORP
  COM                  COM    913017109      142   1,990 SH                      X              1,415           575
VANGUARD INTL        EMR MKT
  EQUITY INDEX F       ETF    922042858    4,015  88,330 SH          X                         88,330

VANGUARD INTL        EMR MKT
  EQUITY INDEX F       ETF    922042858      539  11,850 SH                      X              7,350         4,500
VECTREN CORP           COM    92240G101    1,242  48,009 SH          X                         47,359           650
VECTREN CORP           COM    92240G101      215   8,312 SH                      X              6,312  2,000
VERIZON
  COMMUNICATIONS       COM    92343V104      304   9,315 SH          X                          9,315
VERIZON
  COMMUNICATIONS       COM    92343V104      108   3,305 SH                      X              3,305
WAL MART STORES INC    COM    931142103      715  13,367 SH          X                         13,352            15
WAL MART STORES INC    COM    931142103       81   1,505 SH                      X              1,005           500
WELLS FARGO & CO
  NEW                  COM    949746101      348  13,875 SH          X                         13,874             1
WELLS FARGO & CO
  NEW                  COM    949746101       34   1,335 SH                      X              1,335
WESTERN UN CO          COM    959802109      482  27,290 SH          X                         27,040           250
WESTERN UN CO          COM    959802109       97   5,500 SH                      X              3,500         2,000
                                        --------
Final Total                               51,528